Consolidated statement of comprehensive income (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement of comprehensive income [abstract]
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	£ 925	£ 146	£ 315
Exchange adjustments	(505)	346	69
Remeasurement gains of pension assets and post-retirement benefit obligations	1,313	348	539
Net gains in respect of cash flow hedges	£ 19	£ 70	£ 88